UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


Form 13F


FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
			          [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Sprott Asset Management LP

Address:  Royal Bank Plaza, South Tower
	  200 Bay Street, Suite 2700, PO Box 27
          Toronto, Ontario Canada
          M5J 2J1



Form 13F File Number: 28- 11504

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Kirstin McTaggart
Title: Chief Compliance Officer
Phone: 416-943-4065

Signature, Place, and Date of Signing:

 Kirstin McTaggart   Toronto, Ontario, Canada    May 13, 2011


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: None

Form 13F Information Table Entry Total: 106

Form 13F Information Table Value Total: $1,111,218(thousands)

List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

If there are no entries in this list, state NONE and omit the column headings and list entries.


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

						FORM 13F INFORMATION TABLE

Name Of Issuer                 Title   Cusip   Value USD Shares or ShPut/ InvestmeOtheVoting Authority
                               Class            (x$1000)   Prn Amt PrCall DiscretiMgrs   Sole   Shared     None


Advantage Oil & Gas Ltd.        Com  00765F101      6,281   700,000 sh       Sole      700,000
Agnico-Eagle Mines Limited      Com  008474108        346     5,200 sh       Sole        5,200
Alexco Resource Corp.           Com  01535P106     66,027 7,531,350 sh       Sole     7,531,350
Allied Nevada Gold Corp.        Com  019344100        391    11,000 sh       Sole       11,000
Aurizon Mines Ltd.              Com  05155P106      4,014   570,600 sh       Sole      570,600
Babcock & Wilcom Co             Com  05615F102          8       250 sh       Sole          250
Banro Corp.                     Com  066800103      5,274 2,062,000 sh       Sole     2,062,000
Barrick Gold Corp.              Com  067901108     48,854   940,000 sh       Sole      940,000
Brigus Gold Corp.               Com  109490102     23,51815,303,650 sh       Sole     15,303,650
Cameco Corp                     Com  13321L108        135     4,500 sh       Sole        4,500
Capital Gold Corporation        Com  14018Y205     49,150 7,636,825 sh       Sole     7,636,825
China Security & Surveillance T Com  16942J105        695   150,000 sh       Sole      150,000
Claude Resources Inc            Com  182873109     15,280 6,172,750 sh       Sole     6,172,750
Cleveland Biolabs Inc.          Com  185860103      1,778   237,000 sh       Sole      237,000
Coeur d'Alene Mines Corporation Com  192108504      9,530   274,000 sh       Sole      274,000
Crosshair Exploration & Mining  Com  22763R408      2,599 2,250,000 sh       Sole     2,250,000
Deere & Co.                     Com  244199105        155     1,600 sh       Sole        1,600
Delcath Systems Inc.            Com  24661P104        125    17,000 sh       Sole       17,000
Destination Maternity Corp.     Com  25065D100      2,538   110,000 sh       Sole      110,000
Ebix Inc.                       Com  278715206      1,301    55,000 sh       Sole       55,000
Eldorado Gold Corporation       Com  284902103     26,447 1,621,888 sh       Sole     1,621,888
Endeavour Silver Corp.          Com  29258Y103      4,899   500,000 sh       Sole      500,000
Entropic Communications Inc.    Com  29384R105      3,127   370,000 sh       Sole      370,000
Evergreen Energy Inc.           Com  30024B203      1,783   575,000 sh       Sole      575,000
Exeter Resource Corporation     Com  301835104     21,738 4,084,500 sh       Sole     4,084,500
EXFO Inc                        Com  302046107      1,967   180,800 sh       Sole      180,800
Extorre Gold Mines Ltd          Com  30227B109     25,371 4,278,000 sh       Sole     4,278,000
Finish Line Inc.                Com  317923100      6,124   308,500 sh       Sole      308,500
First Majestic Silver Corp      Com  32076V103     74,553 3,507,200 sh       Sole     3,507,200
Fluidigm Corp.                  Com  34385P108        157    11,000 sh       Sole       11,000
Golden Minerals Company         Com  381119106     18,677   850,500 sh       Sole      850,500
Golden Star Resources Ltd       Com  38119T104      5,701 1,932,700 sh       Sole     1,932,700
Gran Tierra Energy Inc          Com  38500T101      2,475   306,718 sh       Sole      306,718
Great Panther Silver Ltd        Com  39115V101      1,716   400,000 sh       Sole      400,000
Gulf Resources Inc.             Com  40251W309        155    25,000 sh       Sole       25,000
Hanger Orthopedic Group Inc.    Com  41043F208        651    25,000 sh       Sole       25,000
Harris Corp.                    Com  413875105        149     3,000 sh       Sole        3,000
Hecla Mining Company            Com  422704106      4,462   491,400 sh       Sole      491,400
HudBay Minerals Inc.            Com  443628102      5,532   339,700 sh       Sole      339,700
IamGold Corporation             Com  450913108     16,376   743,000 sh       Sole      743,000
IESI-BFC Ltd                    Com  44951D108      1,571    61,800 sh       Sole       61,800
Impax Laboratories Inc.         Com  45256B101      1,171    46,000 sh       Sole       46,000
Imperial Oil Limited            Com  453038408        128     2,500 sh       Sole        2,500
Imris Inc.                      Com  45322N105        523    72,000 sh       Sole       72,000
Integrated Silicon Solution Inc Com  45812P107        556    60,000 sh       Sole       60,000
InterDigital Inc.               Com  45867G101     10,911   228,700 sh       Sole      228,700
Intrepid Potash Inc.            Com  46121Y102        157     4,500 sh       Sole        4,500
Ishares Silver Trust            Com  46428Q109      9,634   262,000 sh       Sole      262,000
Jaguar Mining Inc.              Com  47009M103     13,281 2,539,800 sh       Sole     2,539,800
Johnson & Johnson               Com  478160104         24       400 sh       Sole          400
Keegan Resources Inc            Com  487275109      2,640   302,900 sh       Sole      302,900
Kimber Resources Inc.           Com  49435N101      9,592 5,705,298 sh       Sole     5,705,298
Kinross Gold Corporation        Com  496902404      7,825   496,521 sh       Sole      496,521
KIT Digital Inc.                Com  482470200        759    63,000 sh       Sole       63,000
Kodiak Oil & Gas Corp.          Com  50015Q100      6,976 1,041,260 sh       Sole     1,041,260
LSB Industries Inc              Com  502160104      1,586    40,000 sh       Sole       40,000
Mag Silver Corp.                Com  55903Q104     31,412 2,632,279 sh       Sole     2,632,279
Magna International Inc.        Com  559222401      1,151    24,000 sh       Sole       24,000
McDermott International Inc.    Com  580037109         13       500 sh       Sole          500
MEMC Electronic Materials, Inc. Com  552715104        298    23,000 sh       Sole       23,000
Metalline Mining Co.            Com  591257100      6,703 5,984,943 sh       Sole     5,984,943
Midway Gold Corp                Com  598153104        361   200,000 sh       Sole      200,000
Minco Gold Corporation          Com  60254D108      1,645   721,780 sh       Sole      721,780
Minefinders Corporation Ltd.    Com  602900102     13,012   986,400 sh       Sole      986,400
Mines Management Inc.           Com  603432105        282    98,400 sh       Sole       98,400
Mosaic Company                  Com  61945A107         55       700 sh       Sole          700
Nevsun Resources Ltd            Com  64156L101        122    21,500 sh       Sole       21,500
Nexen Inc                       Com  65334H102         62     2,500 sh       Sole        2,500
Oilsands Quest Inc.             Com  678046103      5,02010,457,761 sh       Sole     10,457,761
Omnivision Technologies Inc.    Com  682128103      2,132    60,000 sh       Sole       60,000
Pan American Silver Corp.       Com  697900108      2,043    55,000 sh       Sole       55,000
Pengrowth Energy Corp           Com  70706P104     11,598   838,538 sh       Sole      838,538
Penn West Petroleum Ltd         Com  707887105         69     2,500 sh       Sole        2,500
Petrohawk Energy Corporation    Com  716495106        101     4,100 sh       Sole        4,100
Platinum Group Metals Ltd.      Com  72765Q205        588   300,000 sh       Sole      300,000
Potash Corp of Sask Inc         Com  73755L107        192     3,250 sh       Sole        3,250
Radware Ltd.                    Com  M81873107      1,453    41,000 sh       Sole       41,000
Research In Motion Ltd.         Com  760975102      1,968    34,800 sh       Sole       34,800
Richmont Mines Inc.             Com  76547T106      1,983   300,000 sh       Sole      300,000
SanDisk Corporation             Com  80004C101      1,014    22,000 sh       Sole       22,000
Schlumberger Ltd.               Com  806857108         19       200 sh       Sole          200
Silver Wheaton Corp.            Com  828336107     61,840 1,423,500 sh       Sole     1,423,500
SMTC Corporaton                 Com  832682207        648   222,000 sh       Sole      222,000
Solitario Exploration & Royalty Com  8342EP107      9,148 2,585,740 sh       Sole     2,585,740
Sprott Physical Gold Trust      Com  85207H104    101,120 8,000,000 sh       Sole     8,000,000
Sprott Physical Silver Trust    Com  85207K107    267,80115,224,615 sh       Sole     15,224,615
Sprott Resource Lending Corp    Com  85207J100     15,890 8,977,654 sh       Sole     8,977,654
STEC Inc.                       Com  784774101      1,748    87,000 sh       Sole       87,000
Suncor Energy Inc.              Com  867224107      1,863    41,540 sh       Sole       41,540
SunOpta Inc.                    Com  8676EP108          7       900 sh       Sole          900
Swisher Hygiene Inc             Com  870808102      4,814   787,100 sh       Sole      787,100
Synopsys, Inc.                  Com  871607107        277    10,000 sh       Sole       10,000
Talisman Energy Inc.            Com  87425E103        962    38,900 sh       Sole       38,900
TIBCO Software Inc.             Com  88632Q103        409    15,000 sh       Sole       15,000
Tim Hortons Inc.                Com  88706M103      1,433    31,600 sh       Sole       31,600
Timberline Resources Corp       Com  887133106        410   424,670 sh       Sole      424,670
Triangle Petroleum Corp         Com  89600B201         82     9,930 sh       Sole        9,930
U.S. Energy Corp.               Com  911805109      9,478 1,514,098 sh       Sole     1,514,098
U.S. Gold Corp.                 Com  912023207      2,904   328,900 sh       Sole      328,900
Unisys Corp.                    Com  909214306        343    11,000 sh       Sole       11,000
Ur-Energy Inc                   Com  91688R108         66    40,000 sh       Sole       40,000
Valeant Pharmaceuticals Interna Com  91911K102      1,498    30,000 sh       Sole       30,000
Vista Gold Corp.                Com  927926303      2,633   663,042 sh       Sole      663,042
Xinyuan Real Estate Company Ltd Com  98417P105        322   137,000 sh       Sole      137,000
Xyratex Ltd.                    Com  G98268108        134    12,000 sh       Sole       12,000
Yamana Gold Inc.                Com  98462Y100     14,699 1,189,600 sh       Sole     1,189,600

                            106                 1,111,218140,134,250                  140,134,250


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